Income Taxes (Schedule of Deferred Taxes Presented in Statements of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income taxes [Abstract]
As part of non-current assets	$ 7,374	$ 1,516
As part of non-current liabilities	(94,336)	(79,563)
Deferred tax asset (liability)	$ (86,962)	$ (78,047)	$ (58,435)